Other operating income and other operating expenses (Tables)	12 Months Ended
Dec. 31, 2019
Other operating income and other operating expenses
Schedule of other operating income and other operating expenses

	2017	2018	2019

Other operating income:
Other operating income	669	748	1,553
	669	748	1,553
Other operating expenses:
IPAB fund contribution	(2,894)	(3,134)	(3,353)
Other operating expenses	(720)	(1,259)	(1,792)
	(3,614)	(4,393)	(5,145)